Taxation - Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%